Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2022
SIL-NPRT1-0722
1.912844.111
Common Stocks - 22.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	452,732	20,431,422
Deutsche Telekom AG	1,577,211	32,452,075
Elisa Corp. (A Shares)	292,508	16,548,957
		69,432,454
Entertainment - 0.2%
Capcom Co. Ltd.	598,000	17,001,437
Sea Ltd. ADR (b)	53,050	4,385,113
Universal Music Group NV	960,211	21,534,133
Universal Music Group NV rights (b)(c)	960,211	206,167
		43,126,850
Interactive Media & Services - 0.0%
Z Holdings Corp.	1,688,900	5,567,459
Media - 0.1%
Vivendi SA (d)	965,100	11,521,939
WPP PLC	539,377	6,261,885
		17,783,824
Wireless Telecommunication Services - 0.3%
SoftBank Group Corp.	901,900	37,355,877
Vodafone Group PLC	15,969,770	26,293,032
		63,648,909
TOTAL COMMUNICATION SERVICES		199,559,496
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
DENSO Corp.	513,400	31,465,136
Automobiles - 0.9%
Ferrari NV (Italy)	45,830	8,925,024
Isuzu Motors Ltd.	2,366,100	27,767,466
Mercedes-Benz Group AG (Germany)	446,206	31,796,389
Suzuki Motor Corp.	555,700	16,456,822
Toyota Motor Corp.	6,526,600	108,580,883
		193,526,584
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	650,461	14,580,959
Flight Centre Travel Group Ltd. (b)(d)	2,140,685	31,493,383
InterContinental Hotel Group PLC	170,325	10,597,220
Whitbread PLC	199,499	6,845,314
		63,516,876
Household Durables - 0.2%
Sony Group Corp.	369,600	34,664,577
Internet & Direct Marketing Retail - 0.0%
ZOZO, Inc.	212,200	4,524,714
Multiline Retail - 0.1%
B&M European Value Retail SA	1,532,012	7,523,113
Pan Pacific International Holdings Ltd.	625,200	9,592,165
		17,115,278
Specialty Retail - 0.0%
JD Sports Fashion PLC	2,599,485	4,017,537
WH Smith PLC (b)	303,548	6,097,063
		10,114,600
Textiles, Apparel & Luxury Goods - 0.4%
Compagnie Financiere Richemont SA Series A	123,991	13,798,991
EssilorLuxottica SA (d)	79,027	12,730,157
EssilorLuxottica SA rights 6/15/22 (b)(c)	79,027	212,947
Hermes International SCA	8,579	10,223,084
LVMH Moet Hennessy Louis Vuitton SE	84,903	54,815,603
		91,780,782
TOTAL CONSUMER DISCRETIONARY		446,708,547
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	305,894	17,243,439
Diageo PLC	862,559	40,075,592
Heineken NV (Bearer)	136,086	13,706,645
Pernod Ricard SA	149,305	29,252,265
		100,277,941
Food & Staples Retailing - 0.1%
Seven & i Holdings Co. Ltd.	347,500	14,548,797
Tesco PLC	2,416,855	7,882,406
		22,431,203
Food Products - 0.6%
Nestle SA (Reg. S)	923,743	112,989,685
Tate & Lyle PLC	1,891,366	17,743,745
		130,733,430
Household Products - 0.1%
Reckitt Benckiser Group PLC	389,629	30,076,068
Personal Products - 0.1%
L'Oreal SA	40,927	14,455,887
Shiseido Co. Ltd.	293,900	12,327,858
		26,783,745
Tobacco - 0.2%
Imperial Brands PLC	436,612	9,850,879
Swedish Match Co. AB	3,210,122	33,178,556
		43,029,435
TOTAL CONSUMER STAPLES		353,331,822
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
John Wood Group PLC (b)	4,549,792	13,679,398
Tenaris SA	628,416	10,475,750
		24,155,148
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	7,229,722	39,290,455
Equinor ASA	297,818	11,301,232
Idemitsu Kosan Co. Ltd.	836,200	22,554,241
INPEX Corp.	925,300	11,872,556
Neste OYJ	127,896	5,864,200
Reliance Industries Ltd. sponsored GDR (a)	200,300	13,460,160
Shell PLC:
ADR	1,035,000	61,292,700
rights (b)(c)	1,388,879	347,220
(London)	1,340,885	39,657,970
Thungela Resources Ltd. (d)	47,900	761,728
TotalEnergies SE	2,352,882	139,250,871
Woodside Energy Group Ltd.	334,905	7,152,655
		352,805,988
TOTAL ENERGY		376,961,136
FINANCIALS - 5.1%
Banks - 2.6%
Banco Santander SA (Spain) (d)	7,787,200	25,260,247
BNP Paribas SA (d)	1,140,165	65,258,040
CaixaBank SA	5,010,856	18,137,642
Commonwealth Bank of Australia	400,065	29,962,450
Erste Group Bank AG	578,936	18,075,516
FinecoBank SpA	1,109,685	15,689,452
Hang Seng Bank Ltd.	986,000	17,226,603
HSBC Holdings PLC (United Kingdom)	4,017,082	26,899,366
ING Groep NV (Certificaten Van Aandelen)	1,291,787	14,607,086
KBC Group NV	570,085	35,635,353
Lloyds Banking Group PLC	67,243,588	38,222,778
Mediobanca SpA	1,469,300	15,070,164
Mitsubishi UFJ Financial Group, Inc.	11,871,600	67,537,578
National Australia Bank Ltd.	1,926,453	43,189,180
NatWest Group PLC	6,551,666	18,867,263
Nordea Bank ABP	2,201,030	22,362,002
PT Bank Rakyat Indonesia (Persero) Tbk	22,037,200	6,980,858
Societe Generale Series A (d)	193,777	5,221,811
Standard Chartered PLC (United Kingdom)	3,448,688	27,413,373
Sumitomo Mitsui Financial Group, Inc.	544,600	16,702,622
Unicaja Banco SA (a)	2,989,700	2,980,107
UniCredit SpA	448,803	5,262,265
United Overseas Bank Ltd.	2,995,503	64,521,217
		601,082,973
Capital Markets - 0.5%
EQT AB	284,996	8,352,066
Hong Kong Exchanges and Clearing Ltd.	256,800	11,080,430
Macquarie Group Ltd.	246,601	32,913,477
Nordnet AB	567,165	9,222,431
UBS Group AG	1,039,596	19,557,454
UBS Group AG (d)	1,549,500	29,239,065
		110,364,923
Diversified Financial Services - 0.3%
Investor AB (B Shares) (d)	1,598,142	29,950,179
ORIX Corp.	2,093,400	39,798,527
		69,748,706
Insurance - 1.7%
AIA Group Ltd.	4,841,600	50,159,870
Assicurazioni Generali SpA (d)	632,900	11,516,674
Aviva PLC	3,077,364	16,674,481
AXA SA (d)	2,091,774	52,925,798
Beazley PLC	875,400	5,365,437
Hannover Reuck SE	98,600	15,073,329
Hiscox Ltd.	791,564	9,220,426
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,800	9,029,414
NN Group NV	602,722	29,964,987
NN Group NV rights 6/8/22 (b)(c)(d)	602,722	1,009,401
Prudential PLC	728,322	9,497,218
Sampo Oyj (A Shares)	419,800	18,964,458
Steadfast Group Ltd.	7,287,837	26,359,786
Swiss Life Holding AG	20,630	11,678,576
Talanx AG	313,192	12,823,708
Tokio Marine Holdings, Inc.	735,700	42,805,394
Zurich Insurance Group Ltd.	148,870	68,178,681
		391,247,638
TOTAL FINANCIALS		1,172,444,240
HEALTH CARE - 2.6%
Biotechnology - 0.1%
Argenx SE (b)	55,821	17,295,009
Health Care Equipment & Supplies - 0.4%
Hoya Corp.	510,400	54,752,973
Olympus Corp.	1,351,200	28,239,042
Siemens Healthineers AG (a)	273,478	16,434,529
		99,426,544
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	144,654	13,482,564
Lonza Group AG	17,712	10,678,668
PolyPeptide Group AG (a)	72,660	5,704,022
Sartorius Stedim Biotech	37,349	12,874,832
		42,740,086
Pharmaceuticals - 1.9%
AstraZeneca PLC (United Kingdom)	899,708	118,908,829
Bayer AG	321,700	23,017,008
Daiichi Sankyo Kabushiki Kaisha	598,300	15,866,944
Euroapi SASU (b)(d)	17,270	251,034
Merck KGaA	85,760	16,169,949
Novartis AG	186,430	16,935,266
Roche Holding AG (participation certificate)	295,338	100,648,573
Sanofi SA	1,042,797	111,255,385
UCB SA	393,405	34,699,449
		437,752,437
TOTAL HEALTH CARE		597,214,076
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.4%
Airbus Group NV	295,021	34,575,224
BAE Systems PLC	4,057,165	38,697,866
Dassault Aviation SA	58,221	9,856,747
Rheinmetall AG	16,600	3,355,681
Thales SA	76,686	9,364,469
		95,849,987
Air Freight & Logistics - 0.3%
Deutsche Post AG	1,459,385	60,394,678
DSV A/S	86,742	14,263,581
		74,658,259
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (b)	155,400	13,550,880
Building Products - 0.2%
ASSA ABLOY AB (B Shares)	748,571	18,453,089
Kingspan Group PLC (Ireland)	101,131	8,338,113
Nibe Industrier AB (B Shares)	806,705	7,029,587
		33,820,789
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	903,195	5,761,143
Construction & Engineering - 0.2%
Ferrovial SA	383,446	9,883,679
VINCI SA	384,576	37,111,635
		46,995,314
Industrial Conglomerates - 0.7%
Hitachi Ltd.	1,540,800	79,946,764
Siemens AG	576,290	76,072,009
		156,018,773
Machinery - 0.4%
Indutrade AB	455,961	10,290,223
Minebea Mitsumi, Inc.	1,519,100	28,182,678
Misumi Group, Inc.	474,400	10,749,406
Sandvik AB	1,133,609	23,302,189
SMC Corp.	21,700	11,219,455
Techtronic Industries Co. Ltd.	721,000	9,445,254
		93,189,205
Professional Services - 0.4%
Experian PLC	530,293	17,739,495
Persol Holdings Co. Ltd.	657,900	12,812,019
Recruit Holdings Co. Ltd.	639,400	23,142,562
RELX PLC (London Stock Exchange)	405,907	11,639,211
Teleperformance	68,845	22,815,569
		88,148,856
Trading Companies & Distributors - 0.4%
Brenntag SE	185,073	14,320,314
Bunzl PLC	297,981	10,389,694
Ferguson PLC	128,296	15,409,983
IMCD NV	84,866	12,727,773
Itochu Corp.	1,279,900	36,714,603
RS GROUP PLC	739,589	9,025,995
		98,588,362
Transportation Infrastructure - 0.0%
Aena SME SA (a)(b)	65,077	9,928,075
TOTAL INDUSTRIALS		716,509,643
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.0%
Ericsson (B Shares)	762,050	6,188,332
Electronic Equipment & Components - 0.1%
Ibiden Co. Ltd.	127,600	4,693,254
Keyence Corp.	21,200	8,428,624
		13,121,878
IT Services - 0.6%
Adyen BV (a)(b)	13,060	20,225,572
ALTEN	22,800	3,035,141
Amadeus IT Holding SA Class A (b)	176,575	10,987,146
Capgemini SA	122,588	23,754,585
Edenred SA	174,091	8,582,236
Fujitsu Ltd.	199,800	30,000,541
OBIC Co. Ltd.	15,000	2,223,172
TIS, Inc.	918,500	24,079,990
Wix.com Ltd. (b)	166,950	10,519,520
Worldline SA (a)(b)	189,008	7,733,899
		141,141,802
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV (Netherlands)	84,004	48,340,533
Infineon Technologies AG	486,583	15,163,480
Renesas Electronics Corp. (b)	3,245,600	37,908,111
Sumco Corp.	1,149,200	18,517,801
Tokyo Electron Ltd.	47,500	21,773,257
		141,703,182
Software - 0.1%
Money Forward, Inc. (b)	133,900	3,749,637
NICE Ltd. (b)	42,266	8,534,971
SAP SE	147,380	14,774,404
		27,059,012
Technology Hardware, Storage & Peripherals - 0.2%
Canon, Inc.	408,500	10,374,199
FUJIFILM Holdings Corp.	504,700	27,798,535
Samsung Electronics Co. Ltd.	142,220	7,715,319
		45,888,053
TOTAL INFORMATION TECHNOLOGY		375,102,259
MATERIALS - 2.5%
Chemicals - 0.7%
Air Liquide SA (d)	228,755	40,070,528
HEXPOL AB (B Shares)	948,472	8,925,356
Linde PLC	65,600	21,226,059
Nutrien Ltd.	133,300	13,027,010
Shin-Etsu Chemical Co. Ltd.	422,100	59,725,063
Sika AG	78,783	21,869,287
		164,843,303
Construction Materials - 0.2%
CRH PLC	1,154,343	47,643,091
HeidelbergCement AG	110,900	6,476,918
		54,120,009
Metals & Mining - 1.5%
Anglo American PLC (United Kingdom)	1,463,581	72,101,267
ArcelorMittal SA:
rights (b)(c)	845,847	331,741
(Netherlands)	933,448	30,017,998
BHP Group Ltd.	1,770,335	56,676,154
Evolution Mining Ltd.	1,107,815	3,052,890
Fortescue Metals Group Ltd.	1,748,050	25,227,755
Glencore Xstrata PLC	11,496,672	75,827,260
Iluka Resources Ltd.	3,638,166	28,694,119
Lynas Rare Earths Ltd. (b)	1,691,956	11,858,578
Newcrest Mining Ltd.	675,456	11,844,007
South32 Ltd.	3,780,796	13,566,441
		329,198,210
Paper & Forest Products - 0.1%
UPM-Kymmene Corp.	402,806	14,265,944
TOTAL MATERIALS		562,427,466
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	151,395	2,569,710
National Storage REIT unit	9,895,142	17,114,009
		19,683,719
Real Estate Management & Development - 0.6%
City Developments Ltd.	1,808,800	10,905,214
Daiwa House Industry Co. Ltd.	452,600	10,900,488
Grainger Trust PLC	3,319,283	12,924,322
Kerry Properties Ltd.	7,295,000	18,917,990
LEG Immobilien AG	144,125	14,831,976
LEG Immobilien AG rights (b)	144,125	629,732
Mitsubishi Estate Co. Ltd.	377,700	5,615,936
Mitsui Fudosan Co. Ltd.	774,800	16,942,054
Vonovia SE	1,366,341	52,117,222
		143,784,934
TOTAL REAL ESTATE		163,468,653
UTILITIES - 0.8%
Electric Utilities - 0.5%
Enel SpA	5,582,608	36,270,917
Iberdrola SA	2,347,982	27,820,100
Kansai Electric Power Co., Inc.	1,482,700	14,491,837
ORSTED A/S (a)	374,997	42,265,693
		120,848,547
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	983,998	43,311,213
Multi-Utilities - 0.1%
Veolia Environnement SA	342,792	9,593,466
TOTAL UTILITIES		173,753,226
TOTAL COMMON STOCKS (Cost $5,174,812,045)		5,137,480,564

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	291,654	23,888,438
Volkswagen AG	66,634	11,121,034
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $40,135,126)		35,009,472

Equity Funds - 71.6%
	Shares	Value ($)
Foreign Large Blend Funds - 11.6%
Fidelity Pacific Basin Fund (e)	4,884,671	154,160,211
Fidelity SAI International Index Fund (e)	100,570,113	1,263,160,622
Fidelity SAI International Low Volatility Index Fund (e)	117,569,807	1,227,428,783
TOTAL FOREIGN LARGE BLEND FUNDS		2,644,749,616
Foreign Large Growth Funds - 36.7%
Fidelity Advisor International Discovery Fund Class Z (e)	51,701,774	2,224,727,352
Fidelity Diversified International Fund (e)	47,368,223	1,851,623,853
Fidelity International Capital Appreciation Fund (e)	71,990,601	1,595,311,724
Fidelity Overseas Fund (e)	43,006,270	2,325,779,066
Fidelity SAI International Momentum Index Fund (e)	23,931,380	286,697,927
Fidelity SAI International Quality Index Fund (e)	9,142,532	103,219,186
TOTAL FOREIGN LARGE GROWTH FUNDS		8,387,359,108
Foreign Large Value Funds - 17.5%
Fidelity SAI International Value Index Fund (e)	438,889,355	3,989,504,240
Foreign Small Mid Blend Funds - 2.3%
Fidelity SAI International Small Cap Index Fund (e)	63,801,004	531,462,366
Foreign Small Mid Growth Funds - 0.5%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (e)	5,472,738	109,673,676
Sector Funds - 0.4%
Fidelity Advisor International Real Estate Fund Class Z (e)	8,392,364	103,477,847
Other - 2.6%
Fidelity Advisor Japan Fund Class Z (e)	25,843,030	391,263,479
Fidelity Japan Smaller Companies Fund (e)	2,972,180	40,481,087
Fidelity SAI Japan Stock Index Fund (e)	17,985,696	155,396,413
TOTAL OTHER		587,140,979
TOTAL EQUITY FUNDS (Cost $16,313,919,877)		16,353,367,832

Other - 0.1%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e) (Cost $10,022,703)	1,173,878	15,530,401

U.S. Treasury Obligations - 0.3%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.32% to 0.66% 6/2/22 to 7/7/22 (g) (Cost $70,242,569)	70,250,000	70,240,034

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (h)	63,418,211	63,430,895
Fidelity Securities Lending Cash Central Fund 0.82% (h)(i)	180,408,609	180,426,650
State Street Institutional U.S. Government Money Market Fund Premier Class 0.74% (j)	1,140,068,866	1,140,068,866
TOTAL MONEY MARKET FUNDS (Cost $1,383,926,411)		1,383,926,411

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $22,993,058,731)	22,995,554,714
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(146,299,438)
NET ASSETS - 100.0%	22,849,255,276

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Jun 2022	33,981,250	1,842,735	1,842,735
ICE E-mini MSCI EAFE Index Contracts (United States)	10,887	Jun 2022	1,108,840,950	(16,721,263)	(16,721,263)

TOTAL FUTURES CONTRACTS					(14,878,528)
The notional amount of futures purchased as a percentage of Net Assets is 5.0%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,163,479 or 0.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $63,175,174.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	69,827,988	142,141,384	148,538,477	66,145	-	-	63,430,895	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	26,204,871	334,174,218	179,952,439	570,550	-	-	180,426,650	0.5%
Total	96,032,859	476,315,602	328,490,916	636,695	-	-	243,857,545

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	2,384,485,835	-	-	-	-	(159,758,483)	2,224,727,352
Fidelity Advisor International Real Estate Fund Class Z	109,352,502	-	-	-	-	(5,874,655)	103,477,847
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	100,692,930	17,815,027	-	-	-	(8,834,281)	109,673,676
Fidelity Advisor Japan Fund Class Z	426,151,570	-	-	-	-	(34,888,091)	391,263,479
Fidelity Diversified International Fund	2,014,096,859	-	-	-	-	(162,473,006)	1,851,623,853
Fidelity International Capital Appreciation Fund	1,739,292,927	-	-	-	-	(143,981,203)	1,595,311,724
Fidelity Japan Smaller Companies Fund	44,077,424	-	-	-	-	(3,596,337)	40,481,087
Fidelity Overseas Fund	2,516,726,904	-	-	-	-	(190,947,838)	2,325,779,066
Fidelity Pacific Basin Fund	171,989,260	-	-	-	-	(17,829,049)	154,160,211
Fidelity SAI Inflation-Focused Fund	13,476,115	-	-	-	-	2,054,286	15,530,401
Fidelity SAI International Index Fund	1,344,983,583	-	17,815,027	-	(3,560,051)	(60,447,883)	1,263,160,622
Fidelity SAI International Low Volatility Index Fund	1,286,213,686	-	-	-	-	(58,784,903)	1,227,428,783
Fidelity SAI International Momentum Index Fund	304,885,776	-	-	-	-	(18,187,849)	286,697,927
Fidelity SAI International Quality Index Fund	110,258,936	-	-	-	-	(7,039,750)	103,219,186
Fidelity SAI International Small Cap Index Fund	572,933,019	-	-	-	-	(41,470,653)	531,462,366
Fidelity SAI International Value Index Fund	4,068,504,316	-	-	-	-	(79,000,076)	3,989,504,240
Fidelity SAI Japan Stock Index Fund	168,885,685	-	-	-	-	(13,489,272)	155,396,413
	17,377,007,327	17,815,027	17,815,027	-	(3,560,051)	(1,004,549,043)	16,368,898,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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